FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Liabilities:
Guarantee liabilities	$ 72,019,365	$ 92,404,068
Convertible senior notes	728,215,869	68,632
Derivative liability interest rate swap	61,271,965	12,786,001
Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	52,281,183	1,192,168
Liabilities:
Guarantee liabilities	3,856,561	9,463,728
Foreign exchange option [Member]
Assets:
Derivative assets		846,718
Call Option [Member]
Assets:
Derivative assets	294,177,634
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Guarantee liabilities	72,019,365	92,404,068
Convertible senior notes	728,215,869	68,632
Derivative liability interest rate swap	61,271,965	12,786,001
Fair Value, Inputs, Level 3 [Member] | Foreign exchange option [Member]
Assets:
Derivative assets		846,718
Fair Value, Inputs, Level 3 [Member] | Call Option [Member]
Assets:
Derivative assets	294,177,634
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Guarantee liabilities		0
Convertible senior notes		0
Derivative liability interest rate swap		0
Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets		0
Liabilities:
Guarantee liabilities		0
Fair Value, Inputs, Level 1 [Member] | Foreign exchange option [Member]
Assets:
Derivative assets		0
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	52,281,183	1,192,168
Liabilities:
Guarantee liabilities	$ 3,856,561	$ 9,463,728